Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Schedule of Transactions with Related Parties	As of December 31, 2025
	J&F Participações	Banco Original		Key Personnel (4) (a)		Others (b)	Total
As of December 31, 2025

Assets
Cash and cash equivalents	-	13,837		-		-	13,837
Trade receivables	206	1,269		-		75	1,550
Financial investments	-	154,852		-		-	154,852
Derivative instruments	-	27,572		-		-	27,572
Consumer loans	914,098	-		-		83,352	997,450
Other receivables	74,907	-		-		266	75,173
Total	989,211	197,530		-		83,693	1,270,434

Liabilities
Trade payables	15	324		-		-	339
Third-party funds	-	27,702		-		6,189	33,891
Labor obligations	-	-		1,125		-	1,125
Total	15	28,026		1,125		6,189	35,355

In the year ended December 31, 2025
Revenues and expenses
Commission – banking correspondent and marketplace	55	124,132	(1)	-		326	124,513
Financial income	8,144	-		-		245	8,389
Transaction expenses	-	(1,060)		-		-	(1,060)
Revenue from financial investments	-	65,907	(2)	-		-	65,907
Interest and other financial expenses	-	(53,020	)(3)	-		-	(53,020)
Selling expenses	(1,796)	-		-		-	(1,796)
Administrative expenses	(12,571)	(19,030)		(24,444	)(4)	(61)	(56,106)
Total	(6,168)	116,929		(24,444)		510	86,827
	J&F Participações	Banco Original		Key Personnel (4) (a)	Others (b)	Total
As of December 31, 2024

Assets
Cash and cash equivalents	-	68,881		-	-	68,881
Trade receivables	-	10,505		-	22,547	33,052
Financial investments	-	862,581		-	-	862,581
Derivative instruments	-	54,187		-	-	54,187
Other receivables	67,507	-		-	35,583	103,089
Total	67,507	996,154		-	58,130	1,121,791

Liabilities
Third-party funds	-	21		-	24,446	24,467
Total	-	21		-	24,446	24,467

In the year ended December 31, 2024
Revenues and expenses
Commission – banking correspondent and marketplace	-	156,070	(1)	-	-	156,070
Interest income from receivables	4,054	-		-	4,621	8,675
Credit card acquisition	-	140,979		-	-	140,979
Revenue from financial investments	-	94,509	(2)	-	-	94,509
Transaction expenses	-	(40,123)		-	-	(40,123)
Interest and other financial expenses	-	(29	)(3)	-	-	(29)
Administrative expenses	-	85,920		(18,163)	-	67,756
Other expense	-	-		-	(19,525)	(19,525)
Total	4,054	437,325		(18,163)	(14,904)	408,312
	J&F Participações	Banco Original		Key Personnel (4) (a)	Others (b)	Total

As of December 31, 2023

Assets
Cash and cash equivalents	-	4,212,893		-	-	4,212,893
Trade receivables	23	294,965		-	15,882	310,870
Other receivables	67,507	7,215		-	45,519	120,241
Total	67,530	4,515,073		-	61,401	4,644,004

Liabilities
Trade payables	-	270,427		-	9	270,436
Third-party funds	-	50		-	127,633	127,683
Total	-	270,477		-	127,642	398,119

In the year ended December 31, 2023
Revenues and expenses
Commission – banking correspondent and marketplace	-	220,447	(1)	-	-	220,447
Revenue from financial investments	-	303,249	(2)	-	-	303,249
Transaction expenses	-	(17,279)		-	-	(17,279)
Interest and other financial expenses	-	(20,169)		-	-	(20,169)
Administrative expenses	-	76,510		(18,457)	-	58,053
Total	-	562,758		(18,457)	-	544,301

(a)	Includes C-suite and Board of Directors.

(b)	Includes close family members of key personnel, among others

(1)	For the year ended December 31, 2025, the Group recognized revenues of R$ 11,988 (R$ 14,674 for the year ended December 31, 2024) related to the Credit Card Partnership Agreement, revenues of R$ 107 for the year ended December 31, 2025 (R$ 64,911 for the year ended December 31, 2024) related to banking correspondent services, revenues of R$ 58,839 for the year ended December 31, 2025 (R$ 14,535 for the year ended December 31, 2024 and R$ 13,616 for the year ended December 31, 2023) related to the API licensing agreement as well as revenues of R$ 53,198 for the year ended December 31, 2025 (R$ 61,950 for the year ended December 31, 2024) related to Credit Recovery Services. The Credit Card Partnership Agreement has a term of 10 years and will be automatically renewed for another five years, unless either party objects upon notice. For the year ended December 31, 2023, the Group recognized a revenue of R$ 154,880.

(2)	For the year ended December 31, 2025 PicPay had financial investments placed with Banco Original, which generated financial income of R$ 65,907 (R$ 94,509 for the year ended December 31, 2024 and R$ 303,249 for the year ended December 31, 2023). Refer to Note 6 for further details.

(3)	For the year ended December 31, 2025, the Group recorded an expense of R$ 0 (R$ 29 for the year ended December 31, 2024 and R$ 35 for the year ended December 31, 2023) related to interest with a bank account held at Banco Original, an expense of R$ 53,020 (R$ 0 for the year ended December 31, 2024 and R$ 20,134 for the year ended December 31, 2023) related to the Assignment of Rights Agreement.

(4)	For the year ended December 31, 2025, the amount paid as compensation to key management, including short-term benefits and long term incentive plan was R$ 24,444 (R$ 18,163 for the year ended December 31, 2024 and R$ 18,457 for the year ended December 31, 2023). The amounts were recognized as expenses during the reporting period.